                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):           [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Inc.
            -----------------------
Address:    1440 Kiewit Plaza
            Omaha, NE 68131
            ____________________________

Form 13F File Number:   28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
Title:      Vice President
Phone:      402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE             August 12, 2004
--------------------
[Signature]                           [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number      Name

      28- 5194                  General Re - New England Asset Management, Inc.
                                -----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        17
                                                ------------------

Form 13F Information Table Entry Total:                   62
                                                ------------------

Form 13F Information Table Value Total:        $    36,016,988
                                               -------------------
                                                      (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 NO.   FORM 13F FILE NUMBER    NAME

  1.   28-5678                 Berkshire Hathaway Life Insurance Co. of Nebraska
  2.   28-                     BH Columbia Inc.
  3.   28-5676                 BHG Life Insurance Co.
  4.   28-719                  Blue Chip Stamps
  5.   28-554                  Buffett, Warren E.
  6.   28-1517                 Columbia Insurance Co.
  7.   28-2226                 Cornhusker Casualty Co.
  8.   28-852                  GEICO Corp.
  9.   28-101                  Government Employees Ins. Corp.
 10.   28-1066                 National Fire & Marine
 11.   28-718                  National Indemnity Co.
 12.   28-5006                 National Liability & Fire Ins. Co.
 13.   28-717                  OBH Inc.
 14.   28-2740                 Plaza Investment Managers
 15.   28-1357                 Wesco Financial Corp.
 16.   28-3091                 Wesco Financial Ins. Co.
 17.   28-3105                 Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2004

                                                                              Column 6                              Column 8
                                                                         Investment Discretion                  Voting Authority
                                                Column 4      Column 5   ---------------------                ---------------------
                       Column 2   Column 3       Market      Shares or           (b)     (c)      Column 7                (b)
Column 1               Title of    CUSIP         Value       Principal   (a)   Shared- Shared     Other           (a)     Sha-  (c)
Name of Issuer          Class      Number    (In Thousands)   Amount $   Sole  Defined  Other    Managers        Sole     red  None
--------------         --------  ----------  -------------  -----------  ----  ------- ------ --------------- ----------- ---  ----
American Express Co.      Com    025816 109        885,041   17,225,400           X           5, 2, 6, 13      17,225,400
                                                   410,764    7,994,634           X           5, 10, 13         7,994,634
                                                 6,178,747  120,255,879           X           5, 11, 13       120,255,879
                                                    99,836    1,943,100           X           5,4,13,15,16,17
                                                   215,369    4,191,687           X           5, 13             4,191,687
American Standard
  Companies               Com    029712 106        423,170   10,497,900           X           5,8,9,11,13,14   10,497,900
Block   H & R             Com    093671 105        684,237   14,350,600           X           5, 11, 13        14,350,600
Coca Cola                 Com    191216 100         90,460    1,792,000           X           5, 13             1,792,000
                                                    89,652    1,776,000           X           5, 12, 13         1,776,000
                                                   363,739    7,205,600           X           5,4,13,15,16,17   7,205,600
                                                 2,026,348   40,141,600           X           5, 2, 6, 13      40,141,600
                                                 7,064,454  139,945,600           X           5, 11, 13       139,945,600
                                                   461,347    9,139,200           X           5, 10, 13         9,139,200
Comdisco Holding Co.      Com    200334 100         30,669    1,179,592           X           5, 11, 13         1,179,592
                                                     7,628      293,367           X           5, 2, 6, 13         293,367
                                                       433       16,669           X           5, 10, 13            16,669
Costco Wholesale Corp.    Com    22160K 105        216,360    5,254,000           X           5, 11, 13         5,254,000
First Data Corporation    Com    319963 104        356,160    8,000,000           X           5,8,9,11,13,14    8,000,000
Gannett Inc.              Com    364730 101        292,529    3,447,600           X           5, 11, 13         3,447,600
Gap Inc.                  Com    364760 108        363,750   15,000,000           X           5,8,9,11,13,14   15,000,000
The Gillette Co.          Com    375766 102      2,544,000   60,000,000           X           5,11,13          60,000,000
                                                   881,920   20,800,000           X           5,2,6,13         20,800,000
                                                   271,360    6,400,000           X           5, 10, 13         6,400,000
                                                   271,360    6,400,000           X           5,4,13,15,16,17   6,400,000
                                                    33,920      800,000           X           5, 12, 13           800,000
                                                    67,840    1,600,000           X           5, 13             1,600,000
HCA Inc.                  Com    404119 109        415,900   10,000,000           X           5,8,9,11,13,14   10,000,000
                                                   148,314    3,566,100           X           5, 2, 6, 13       3,566,100
                                                    41,590    1,000,000           X           5, 13             1,000,000
                                             -------------
                                                24,936,897
                                             -------------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2004

                                                                               Column 6                             Column 8
                                                                         Investment Discretion                  Voting Authority
                                                  Column 4    Column 5  ----------------------               -----------------------
                         Column 2   Column 3       Market     Shares or        (b)     (c)      Column 7
Column 1                 Title of    CUSIP         Value      Principal  (a) Shared- Shared-      Other         (a)      (b)     (c)
Name of Issuer            Class     Number     (In Thousands) Amount $  Sole Defined  Other      Managers       Sole    Shared  None
--------------           -------- -----------  -------------  --------- ---- ------- ------- --------------- ---------- ------  ----
Iron Mountain Inc.         Com    462846 10 6        242,193  5,018,500         X            5,8,9,11,13,14   5,018,500
M & T Bank Corporation     Com    55261F 10 4        523,543  5,997,060         X            5 11, 13         5,997,060
                                                      47,666    546,000         X            5,8,9,11,13,14     546,000
                                                      14,466    165,700         X            5,10, 13           165,700
Moody's                    Com    615369 10 5      1,043,632 16,140,300         X            5,11,13         16,140,300
                                                     508,208  7,859,700         X            5,8,9,11,13,14   7,859,700
Mueller Industries         Com    624756 10 2         69,087  1,929,800         X            5,11,13          1,929,800
Nike Inc.                  Com    654106 10 3        454,500  6,000,000         X            5,8,9,11,13,14   6,000,000
Outback Steakhouse Inc.    Com    689899 10 2         75,226  1,818,800         X            5,8,9,11,13,14   1,818,800
Petrochina Co LTD          ADR    71646E 10 0          3,375     72,900         X            5,11,13             72,900
                                                      27,136    586,100         X            5,8,9,11,13,14     586,100
Pier 1 Imports Inc.        Com    720279 10 8        141,520  8,000,000         X            5,8,9,11,13,14   8,000,000
Sealed Air Corporation     Com    81211K 10 0         59,305  1,113,300         X            5,11,13          1,113,300
Shaw Communications Inc.   Cl B   82028K 20 0        369,820 22,000,000         X            5,8,9,11,13,14  22,000,000
Sun Trusts Banks Inc.      Com    867914 10 3        321,460  4,946,300         X            5,11,13          4,946,300
                                                      55,891    860,000         X            5,2,6,13           860,000
Torchmark Corp.            Com    891027 10 4          4,172     77,551         X            5,1,11,13           77,551
                                                      24,195    449,728         X            5,2,6,13           449,728
                                                      41,491    771,200         X            5,11,13            771,200
                                                      34,416    639,700         X            5,10,13            639,700
USG Corporation            Com    903293 40 5        114,270  6,500,000         X            5,11,13          6,500,000
Washington Post Co.        Cl B   939640 10 8        831,712    894,304         X            5,11,13                         894,304
                                                     137,931    148,311         X            5,1,3,7,11,13                   148,311
                                                     602,800    648,165         X            5,10,13                         648,165
                                                      34,396     36,985         X            5,12,13                          36,985
Wells Fargo & Co. Del      Com    949746 10 1        738,415 12,902,590         X            5,2,6,13        12,902,590
                                                      58,466  1,021,600         X            5,4,13,15,16,17  1,021,600
                                                       6,923    120,970         X            5,10,13            120,970
                                                      79,779  1,394,000         X            5,12,13          1,394,000
                                                     149,076  2,604,860         X            5,13             2,604,860
                                                   2,197,882 38,404,360         X            5,11,13         38,404,360
Wesco Finl Corp.           Com    950817 10 6      2,064,517  5,703,087         X            5,4,13           5,703,087
Zenith National Ins
 Corp.                     Com    989390 10 9          2,622     53,955         X            5,11,13             53,955
                                               -------------
                                                  11,080,091
                                               -------------
             GRAND TOTAL                       $  36,016,988
                                               =============